Share-based payments transactions - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan shares in Thousands	Feb. 22, 2024 brand $ / shares shares	Oct. 23, 2020 tranche_option vesting_period tranche exercise_price $ / shares shares	Mar. 04, 2024 $ / shares
SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of tranches of options | tranche		4
Number of vesting period | vesting_period		4
Number of options per tranche | tranche_option		4
Number of exercice price per tranche of options | exercise_price		4
Number of share options granted in share-based payment arrangement (in shares)		7,970
SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		2,989
SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		997
SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		1,992
SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		1,992
SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of tranches of options | brand	4
Number of share options granted in share-based payment arrangement (in shares)	5,584
SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	2,173
SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	683
SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,365
SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,363
Exercise price range one | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 8.50
Number of share options granted in share-based payment arrangement (in shares)		2,589
Exercise price range one | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		971
Exercise price range one | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		324
Exercise price range one | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		647
Exercise price range one | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		647
Exercise price range one | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 6.00		$ 6.00
Number of share options granted in share-based payment arrangement (in shares)	1,842
Exercise price range one | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	716
Exercise price range one | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	225
Exercise price range one | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	450
Exercise price range one | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	450
Exercise price range two | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 10.50
Number of share options granted in share-based payment arrangement (in shares)		2,192
Exercise price range two | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		822
Exercise price range two | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		274
Exercise price range two | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		548
Exercise price range two | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		548
Exercise price range two | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 7.50		7.50
Number of share options granted in share-based payment arrangement (in shares)	1,535
Exercise price range two | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	597
Exercise price range two | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	188
Exercise price range two | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range two | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range three | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 12.50
Number of share options granted in share-based payment arrangement (in shares)		1,793
Exercise price range three | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		673
Exercise price range three | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		224
Exercise price range three | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		448
Exercise price range three | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		448
Exercise price range three | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 9.00		9.00
Number of share options granted in share-based payment arrangement (in shares)	1,245
Exercise price range three | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	485
Exercise price range three | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	152
Exercise price range three | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	304
Exercise price range three | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	304
Exercise price range four | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares		$ 14.50
Number of share options granted in share-based payment arrangement (in shares)		1,396
Exercise price range four | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		523
Exercise price range four | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		175
Exercise price range four | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		349
Exercise price range four | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		349
Exercise price range four | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50		$ 10.50
Number of share options granted in share-based payment arrangement (in shares)	962
Exercise price range four | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	375
Exercise price range four | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	118
Exercise price range four | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	235
Exercise price range four | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	235